Condensed Statements Of Changes In Shareholders' (Deficit) Equity - USD ($)	Total	Ordinary Shares Class A Ordinary Shares [Member]	Ordinary Shares Class B Ordinary Shares [Member]	Additional Paid-in Capital	Accumulated Deficit
Balance Beginning at Feb. 10, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance Beginning, Shares at Feb. 10, 2021		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 575	24,425
Issuance of Class B ordinary shares to Sponsor, Shares			5,750,000
Sale of 560,000 Private Placement Units	5,600,000	$ 56		5,599,944
Sale of 560,000 Private Placement Units, Shares		560,000
Fair value of Public Warrants at issuance	10,810,000			10,810,000
Accretion of ordinary share subject to possible redemption	(29,893,021)			(16,434,369)	(13,458,652)
Net income (loss)	(140,200)				(140,200)
Balance Ending at Dec. 31, 2021	(13,598,221)	$ 56	$ 575	0	(13,598,852)
Balance Ending, Shares at Dec. 31, 2021		560,000	5,750,000
Net income (loss)	(261,822)				(261,822)
Balance Ending at Mar. 31, 2022	(13,860,043)	$ 56	$ 575	0	(13,860,674)
Balance Ending, Shares at Mar. 31, 2022		560,000	5,750,000
Balance Beginning at Dec. 31, 2021	(13,598,221)	$ 56	$ 575	0	(13,598,852)
Balance Beginning, Shares at Dec. 31, 2021		560,000	5,750,000
Accretion of ordinary share subject to possible redemption	(3,175,823)				(3,175,823)
Net income (loss)	1,995,932				1,995,932
Balance Ending at Dec. 31, 2022	(14,778,112)	$ 56	$ 575	0	(14,778,743)
Balance Ending, Shares at Dec. 31, 2022		560,000	5,750,000
Accretion of ordinary share subject to possible redemption	(2,596,638)				(2,596,638)
Net income (loss)	2,321,364				2,321,364
Balance Ending at Mar. 31, 2023	$ (15,053,386)	$ 56	$ 575	$ 0	$ (15,054,017)
Balance Ending, Shares at Mar. 31, 2023		560,000	5,750,000